UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from July 1, 2015 to July 31, 2015 Commission File Number of issuing entity: 333-165957-02

Bank of America Auto Trust 2012-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165957

Bank of America Auto Receivables Securitization, LLC
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6885893
(I.R.S. Employer Identification No.)

℅ Bank of America Auto Receivables Securitization, LLC 100 N. Tryon Street Charlotte, NC	28255
(Address of principal executive offices of the issuing entity)	(zip code)

(980) 683-4915
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 notes	[___]	[___]	[ X ]	__________
Class A-2 notes	[___]	[___]	[ X ]	__________
Class A-3 notes	[___]	[___]	[ X ]	__________
Class A-4 notes	[___]	[___]	[ X ]	__________
Class B notes	[___]	[___]	[ X ]	__________
Class C notes	[___]	[___]	[ X ]	__________
Class D notes	[___]	[___]	[ X ]	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    X    No

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

On August 17, 2015, a distribution was made to holders of notes of the issuing entity. The description of the distribution and pool performance for the distribution period from July 1, 2015 to July 31, 2015 is provided on the distribution report attached as Exhibit 99.1 to this Form 10-D.

Repurchase Demand Activity (Rule 15Ga-1)
No Activity to Report

Most Recent Form ABS – 15G
Filed by: Bank of America Auto Receivables Securitization, LLC
CIK#: 0001488082
Filing Date: February 9, 2015

Filed by: Bank of America, N.A.
CIK#: 0001102113
Filing Date: August 7, 2015

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Updated Legal Proceedings Disclosure Involving U.S. Bank National Association

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts.  The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo.  The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.
Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being:  BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.).  Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.
There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.  Exhibits.

ITEM 9.01 (c). Exhibits.
The following is filed as Exhibit to this Report under Exhibit 99:
Exhibit No.                      Description

99.1	Distribution report (The Indenture Trustee Certificate Statement to Noteholders) of the issuing entity, relating to the August 17, 2015 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  August 25, 2015                                                                                             Bank of America Auto Receivables Securitization, LLC

By: /s/ Stephanie L. Vincent
Name: Stephanie L. Vincent
Title: Treasurer